Quaterly financial data (Unaudited) (Tables)	6 Months Ended
Dec. 31, 2022
Quarterly Financial Data (Unaudited)
Schedule Of Condensed Consolidated Balance sheet
	As of September, 30, 2022
	As Filed	Effect of Restatement		As Restated
ASSETS
Cash and cash equivalents	$2,437,700	$		$2,437,700
Investment securities	5,298,600			5,298,600
Trade accounts receivable, less allowance for doubtful accounts of $15,600 at September 30, 2022 and June 30, 2022	1,141,300			1,141,300
Inventories	4,956,200			4,956,200
Income tax receivable	161,400			161,400
Prepaid expenses and other current assets	510,400			510,400
Assets of discontinued operations	-			-
Total current assets	14,505,600			14,505,600
				-
Property and equipment, net	1,066,200			1,066,200
Goodwill	4,395,400		(4,280,100)	115,300
Other intangible assets, net	1,943,600			1,943,600
Deferred taxes	4,160,800		(4,160,800)	-
Operating lease right-of-use assets	1,442,100			1,442,100
Other assets	62,400			62,400
				-
Total assets	$27,576,100		$(8,440,900)	$19,135,200
				-
LIABILITIES AND SHAREHOLDERS’ EQUITY				-
Current liabilities:				-
Accounts payable	$452,800	$		$452,800
Accrued expenses	762,500			762,500
Deferred Revenue	-			-
Contingent consideration	-			-
Bank overdraft	84,000			84,000
Lease liabilities, current portion	284,400			284,400
Finance Lease liabilities, current portion	-			-
Paycheck Protection Program loan	-			-
Liabilities of discontinued operations	-			-
Total current liabilities	1,583,700			1,583,700
				-
Contingent consideration payable, less current portion	-			-
Lease liabilities, less current portion	1,218,700			1,218,700
Other long-term liabilities	-			-
				-
Total liabilities	2,802,400			2,802,400
				-
Shareholders’ equity:				-
Common stock, $.05 par value; 20,000,000 and 15,000,000 shares authorized; 7,023,401 and 6,477,945 shares issued; 7,003,599 and 6,458,143 shares outstanding at September 30, 2022 and June 30, 2022	351,200			351,200
Additional paid-in capital	32,282,200			32,282,200
Accumulated comprehensive loss	(219,800)			(219,800)
Accumulated deficit	(7,587,500)		(8,440,900)	(16,028,400)
	24,826,100		(8,440,900)	16,385,200
Less common stock held in treasury at cost, 19,802 shares	52,400			52,400
Total shareholders’ equity	24,773,700		(8,440,900)	16,332,800
				-
Total liabilities and shareholders’ equity	$27,576,100		$(8,440,900)	$19,135,200

Schedule Of Condensed Consolidated Statement of Operation and Comprehensive Income
	For the three Months Ended September 30, 2022
	As filed	Effect on Restatement		As Restated
Revenues	$2,670,000	$		$2,670,000

Cost of revenues	1,320,900			1,320,900

Gross profit	1,349,100			1,349,100

Operating expenses:
General and administrative	1,607,500			1,607,500
Selling	875,700			875,700
Research and development	560,100			560,100

Total operating expenses	3,043,300			3,043,300

Loss from operations	(1,694,200)			(1,694,200)

Other expense,net	(15,000)			(15,000)

Loss from continuing operations before income tax benefit	(1,709,200)			(1,709,200)

Income tax benefit, deferred	(417,200)		417,200	-

Loss from continuing operations	(1,292,000)		(417,200)	(1,709,200)

Discontinued operations (Note 10):

Gain from discontinued operations, net of tax	-			-

Net loss	(1,292,000)		(417,200)	(1,709,200)

Comprehensive loss
Unrealized holding loss on investment securities, net of tax	4,100			4,100
Foreign currency translation (loss) gain adjustment	(118,300)			(118,300)
Comprehensive (loss) gain	(114,200)			(114,200)

Total comprehensive loss	$(1,406,200)		$(417,200)	$(1,823,400)

Basic and diluted loss per common share

Continuing operations	$(0.18)		$(0.06)	$(0.24)
Discontinued operations	$0.00		$0.00	$0.00
Consolidated operations	$(0.18)		$(0.06)	$(0.24)

Schedule Of Consolidated Consolidated Statement of OF Changes In Stock holders Equity
	Common Stock		Additional Paid-in	Accumulated Other Comprehensive	Retained Earnings (Accumulated	Treasury Stock		Total Stockholders'
	Shares	Amount	Capital	Income (Loss)	Deficit)	Shares	Amount	Equity

As Filed
Balance as of June 30, 2022 (unaudited)	7,023,401	$351,200	$31,664,100	$(105,600)	$(6,295,500)	19,802	$52,400	$25,561,800

Net loss	-	-	-	-	(1,292,000)	-	-	(1,292,000)

Foreign currency translation adjustment	-	-	-	(118,300)	-	-	-	(118,300)

Unrealized holding loss on investment securities, net of tax	-	-	-	4,100	-	-	-	4,100

Stock-based compensation	-	-	618,100	-	-	-	-	618,100

Balance as of September 30, 2022 (Unaudited)	7,023,401	$351,200	$32,282,200	$(219,800)	$(7,587,500)	19,802	$52,400	$24,773,700

Effect on Restatement
Adjustment to year end June 30, 2022 Net loss	-	-	-	-	(8,023,700)	-	-	(8,023,700)
Adjustment to Three month ended September 30,2022 Net Income					(417,200)			(417,200)

As Restated
Balance as of September 30, 2022 (unaudited)	7,023,401	$351,200	$32,282,200	$(219,800)	$(16,028,400)	19,802	$52,400	$16,332,800

Schedule Of Condensed Consolidated Statement of Cash Flows
	For the three months ended September 30, 2022
	As Filed	Effect on Restatement	As Restated

Operating activities:
Net loss	$(1,292,000)	$(417,200)	$(1,709,200)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	188,900		188,900
Stock-based compensation	618,100		618,100
Loss on sale of investments	56,900		56,900
Unrealized holding loss on investments	12,100		12,100
Deferred income taxes	(417,200)	417,200	-
Changes in operating assets and liabilities:
Trade accounts receivable	391,200		391,200
Inventories	(334,100)		(334,100)
Prepaid and other current assets	26,400		26,400
Income tax receivable	(300)		(300)
Operating lease right of use assets	29,700		29,700
Accounts payable	(674,800)		(674,800)
Accrued expenses	(11,100)		(11,100)
Deferred Revenue	(27,900)		(27,900)
Lease Liabilities	(32,200)		(32,200)
Other long term liabilities	-		-

Net cash used in operating activities	(1,466,300)	-	(1,466,300)

Investing activities:
Redemption of investment securities	1,043,000		1,043,000
Purchase of investment securities	(14,800)		(14,800)
Capital expenditures	(160,100)		(160,100)
Purchase of other intangible assets	(1,500)		(1,500)
Payment of Finance Lease Obligations	-		-

Net cash provided by (used) in investing activities	866,600	-	866,600

Financing activities:
Bank overdraft	84,000		84,000

Net cash provided by (used) in financing activities	84,000		84,000

Effect of changes in foreign currency exchange rates on cash and cash equivalents	(17,700)		(17,700)
	-	-	-
Net decrease in cash and cash equivalents	(533,400)	-	(533,400)
Cash and cash equivalents, beginning of period	2,971,100		2,971,100
Cash and cash equivalents, end of period	$2,437,700	$-	$2,437,700
		-
SUPPLEMENTAL DISCLOSURES:
Noncash financing activities:
Record right of use assets	$41,100		$41,100
Record lease liabilities	$38,800		$38,800

Schedule of Restated Loss Per Share
	As filed	Effect of Restatement	As Restated
Weighted average number of common shares outstanding	7,003,599		7,003,599
Effect of dilutive securities:	-		-
Weighted average number of dilutive common shares outstanding	7,003,599		7,003,599

Basic and diluted loss per common share:
Continuing operations	$(0.18)	$(0.06)	$(0.24)
Discontinued operations	-	-	-
Consolidated operations	$(0.18)	$(0.06)	$(0.24)